Allowance for Loan Losses - Allowances by Loan Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of the period	$ 61,762	$ 72,000	$ 72,000	$ 81,751	$ 77,043
(Reversal of) provision for loan losses	0	0	375	(3,490)	22,110
Recoveries	172	919	1,947	3,162	5,208
Balances at end of the period	60,322	72,118	61,762	72,000	81,751
Allowance for loan losses by impairment methodology, Individually evaluated	2,795	2,226	2,373	2,866	6,596
Allowance for loan losses by impairment methodology, Collectively evaluated	57,527	69,892	59,389	69,134	75,155
Investment in loans, net of unearned income, Individually evaluated	16,428	26,635	13,458	22,599	69,329
Investment in loans, net of unearned income, Collectively evaluated	5,718,010	5,923,815	5,906,717	6,043,626	5,695,432
Total Loans, Net of Unearned Income	5,734,438	5,950,450	5,920,175	6,066,225	5,764,761
Domestic
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	(1,188)	(401)	(9,695)	(2,500)	(1,814)
International
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	(424)	(400)	(2,865)	(6,923)	(20,796)
Real estate loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of the period	22,778	31,290	31,290	30,713	18,331
(Reversal of) provision for loan losses	(322)	(821)	(2,885)	(221)	8,570
Recoveries	0	34	212	895	3,906
Balances at end of the period	22,456	30,503	22,778	31,290	30,713
Allowance for loan losses by impairment methodology, Individually evaluated	0	0	0	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	22,456	30,503	22,778	31,290	30,713
Investment in loans, net of unearned income, Individually evaluated	711	11,238	717	1,318	13,792
Investment in loans, net of unearned income, Collectively evaluated	3,016,569	2,803,394	3,037,604	2,912,786	2,364,161
Total Loans, Net of Unearned Income	3,017,280	2,814,632	3,038,321	2,914,104	2,377,953
Real estate loans | Domestic
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	0	0	(5,839)	(97)	(94)
Real estate loans | International
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	0	0	0	0	0
Commercial loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of the period	30,018	32,687	32,687	40,897	44,734
(Reversal of) provision for loan losses	(31)	535	1,099	(1,027)	16,153
Recoveries	123	832	1,367	962	1,116
Balances at end of the period	29,100	33,672	30,018	32,687	40,897
Allowance for loan losses by impairment methodology, Individually evaluated	1,593	2,226	1,282	2,866	6,596
Allowance for loan losses by impairment methodology, Collectively evaluated	27,507	31,446	28,736	29,821	34,301
Investment in loans, net of unearned income, Individually evaluated	12,325	15,055	9,652	20,907	51,332
Investment in loans, net of unearned income, Collectively evaluated	2,137,165	2,139,788	2,254,607	2,073,351	2,398,552
Total Loans, Net of Unearned Income	2,149,490	2,154,843	2,264,259	2,094,258	2,449,884
Commercial loans | Domestic
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	(992)	(382)	(3,662)	(1,979)	(1,496)
Commercial loans | International
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	(18)	0	(1,473)	(6,166)	(19,610)
Loans to financial institutions and acceptances
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of the period	445	4,362	4,362	5,304	9,226
(Reversal of) provision for loan losses	(339)	(691)	(3,917)	(942)	(3,922)
Recoveries	0	0	0	0	0
Balances at end of the period	106	3,671	445	4,362	5,304
Allowance for loan losses by impairment methodology, Individually evaluated	0	0	0	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	106	3,671	445	4,362	5,304
Investment in loans, net of unearned income, Individually evaluated	0	0	0	0	0
Investment in loans, net of unearned income, Collectively evaluated	27,985	416,292	69,003	497,626	416,336
Total Loans, Net of Unearned Income	27,985	416,292	69,003	497,626	416,336
Loans to financial institutions and acceptances | Domestic
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	0	0	0	0	0
Loans to financial institutions and acceptances | International
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	0	0	0	0	0
Consumer loans and overdrafts
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balances at beginning of the period	8,521	3,661	3,661	4,837	4,752
(Reversal of) provision for loan losses	692	977	6,078	(1,300)	1,309
Recoveries	49	53	368	1,305	186
Balances at end of the period	8,660	4,272	8,521	3,661	4,837
Allowance for loan losses by impairment methodology, Individually evaluated	1,202	0	1,091	0	0
Allowance for loan losses by impairment methodology, Collectively evaluated	7,458	4,272	7,430	3,661	4,837
Investment in loans, net of unearned income, Individually evaluated	3,392	342	3,089	374	4,205
Investment in loans, net of unearned income, Collectively evaluated	536,291	564,341	545,503	559,863	516,383
Total Loans, Net of Unearned Income	539,683	564,683	548,592	560,237	520,588
Consumer loans and overdrafts | Domestic
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	(196)	(19)	(194)	(424)	(224)
Consumer loans and overdrafts | International
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans charged-off	$ (406)	$ (400)	$ (1,392)	$ (757)	$ (1,186)